Average Annual Total Returns - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIP Freedom Lifetime Income II Portfolio	Apr. 30, 2025
VIP Freedom Lifetime Income II Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	5.57%
Past 5 years	3.66%
Past 10 years	4.75%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%
F0801
Average Annual Return:
Past 1 year	6.07%
Past 5 years	3.54%
Past 10 years	4.70%